Related Party Transactions (Summary of Related Party Outstanding Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Miscellaneous	$ 98,291	$ 89,661
Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable	1,097	0
Other receivables	979	1,050
Miscellaneous	3,126	3,612
Accounts payable	$ (11,727)	$ (10,355)